Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 66,020	$ 71,086
Trading
Trading securities	183,300	190,151
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	350,803	340,191
Loans	981,380	852,773
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(147,173)	(98,663)
Derivatives	150,612	142,450
Deposits
Personal	522,139	441,946
Business and government	839,670	745,075
Bank	47,722	44,666
Other
Obligations related to securities sold short	35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	305,321	335,238
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(147,173)	(98,663)
Total derivatives	163,763	142,629
Level 3 [member]
Derivatives
Financial assets	5,404	5,189
Derivatives
Financial liabilities	1,699	1,938
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,568)	(1,544)
Financial assets	(1,568)	(1,544)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,568)	(1,544)
Financial liabilities	(1,568)	(1,544)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	100,758	89,805
Investment
Investment securities	7,467	3,044
Derivatives
Total gross derivatives, assets	2,553	2,352
Other assets	5,291	4,152
Financial assets	116,069	99,353
Other
Obligations related to securities sold short	15,172	14,391
Derivatives
Total gross derivatives, liabilities	3,212	3,119
Other liabilities	287	370
Financial liabilities	18,671	17,880
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	53,996	60,856
Trading
Trading securities	79,998	98,080
Investment
Investment securities	148,213	124,778
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	285,869
Loans	8,924	8,742
Derivatives
Total gross derivatives, assets	149,235	141,233
Other assets	6,472	3,421
Financial assets	731,149	722,979
Deposits
Personal	33,829	26,428
Business and government	156,429	137,628
Bank	10,530	11,462
Other
Obligations related to securities sold short	20,114	19,260
Obligations related to assets sold under repurchase agreements and securities loaned	270,663	298,679
Derivatives
Total gross derivatives, liabilities	160,898	139,499
Other liabilities	(1,694)	(1,296)
Financial liabilities	650,769	631,660
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,544	2,266
Investment
Investment securities	680	644
Loans	1,781	1,859
Derivatives
Total gross derivatives, assets	392	409
Other assets	7	11
Financial assets	5,404	5,189
Deposits
Personal	478	383
Derivatives
Total gross derivatives, liabilities	1,221	1,555
Financial liabilities	1,699	1,938
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	11,611	26,675
Investment
Investment securities	4,623	2,731
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,173	2,581
Investment
Investment securities	8,546	3,528
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	16,588	16,389
Investment
Investment securities	7,554	2,748
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,852	2,249
Investment
Investment securities	42	275
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	29,136	50,439
Investment
Investment securities	80,224	73,020
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,481	2,055
Investment
Investment securities	2,370
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,153	2,577
Investment
Investment securities	7,786	6,192
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	3	2
Investment
Investment securities	2,603	2,672
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	31	29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,434	1,245
Investment
Investment securities	9,357	8,706
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	26,195	22,615
Investment
Investment securities	31,839	27,574
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Investment
Investment securities	143	149
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	84,814	58,826
Investment
Investment securities	432	38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,316	2,232
Investment
Investment securities	304	338
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,544	2,266
Investment
Investment securities	506	466
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	27,719	39,243
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	354	290
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	98,480	89,644
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	3	4
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	273	224
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,553	2,352
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	23,830	13,927
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	21	111
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,067)	(1,805)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	14	4
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	24,852	41,249
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	847	952
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	93,164	81,750
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	54	53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	218	176
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,212	3,119
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	42,961	17,306
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	324	549
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(297)	(982)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(4)	1
Recurring [member]
Financial assets
Interest-bearing deposits with banks	53,996	60,856
Trading
Trading securities	183,300	190,151
Investment
Investment securities	156,360	128,466
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	285,869
Loans	10,705	10,601
Derivatives
Total gross derivatives, assets	152,180	143,994
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,568)	(1,544)
Derivatives	150,612	142,450
Other assets	11,770	7,584
Financial assets	851,054	825,977
Deposits
Personal	34,307	26,811
Business and government	156,429	137,628
Bank	10,530	11,462
Other
Obligations related to securities sold short	35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	270,663	298,679
Derivatives
Total gross derivatives, liabilities	165,331	144,173
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,568)	(1,544)
Total derivatives	163,763	142,629
Other liabilities	(1,407)	(926)
Financial liabilities	669,571	649,934
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(478)	(383)	$ (241)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	13,784	29,256
Investment
Investment securities	13,169	6,259
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	16,588	16,389
Investment
Investment securities	7,554	2,748
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	30,988	52,688
Investment
Investment securities	80,266	73,295
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	4,634	4,632
Investment
Investment securities	10,156	6,192
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	3	2
Investment
Investment securities	2,634	2,701
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,434	1,245
Investment
Investment securities	9,357	8,706
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	26,195	22,615
Investment
Investment securities	31,982	27,723
Recurring [member] | Equity securities [member]
Trading
Trading securities	89,674	63,324
Investment
Investment securities	1,242	842
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	28,073	39,533
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	98,483	89,648
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	273	224
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	26,404	16,390
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,053)	(1,801)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	25,699	42,201
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	93,218	81,803
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	218	176
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	46,497	20,974
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (301)	$ (981)